Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Goodwill [Line Items]
Beginning Balance	$ 119,509	$ 119,220
Acquisitions	108	0
Other	34	289
Ending Balance	119,651	119,509
Agents and Infra
Goodwill [Line Items]
Beginning Balance	48,788	48,652
Acquisitions	102	0
Other	55	136
Ending Balance	48,945	48,788
Devices and Consumer
Goodwill [Line Items]
Beginning Balance	70,721	70,568
Acquisitions	6	0
Other	(21)	153
Ending Balance	$ 70,706	$ 70,721